Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
14.	Share-based payments
The continuity of share-based payments reserve activity during the years was as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance, beginning of the year	$64,280,247	$63,924,814	$43,023,258
Vesting and forfeiture of options	2,970	180,587	1,725,617
Vesting and forfeiture of DSUs	11,100,686	4,650,337	22,996,915
Vesting of RSUs	25,853,678	—	—
Option extension	—	—	657,800
DSU exercise	(2,733,328)	(400,000)	(1,666,668)
RSU exercise	(460,225)	—	—
Option exercise	(3,961,898)	(3,978,991)	—
Expired options	(566,620)	(96,500)	(2,812,108)

Balance, end of the year	$93,515,510	$64,280,247	$63,924,814

(a)	Option plan:
The Company has an incentive share option plan (“the Plan”) whereby the Company may grant to directors, officers, employees and consultants options to purchase shares of the Company. The Plan provides for the issuance of share options to acquire up to 10% of the Company’s issued and outstanding capital at the date of grant. The Plan is a rolling plan, as the number of shares reserved for issuance pursuant to the grant of stock options will increase as the Company’s issued and outstanding share capital increases. Options granted under the Plan will be for a term not to exceed five years.
The plan provides that it is solely within the discretion of the Board to determine who would receive share options and in what amounts. In no case (calculated at the time of grant) shall the plan result in:

•	the number of options granted in a twelve-month period to any one consultant exceeding 2% of the issued shares of the Company;

•	the aggregate number of options granted in a twelve-month period to any one optionee exceeding 5% of the outstanding shares of the Company; and

•
the number of options granted in a twelve-month period to employees and management company employees undertaking investor relations activities exceeding in aggregate 2% of the issued shares of the Company.

Share option transactions continuity during the years were as follows (in number of options):

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	1,455,625	$8.34	2,030,125	$9.12	1,886,375	$7.86
Granted	—	—	12,500	16.00	312,500	16.00
Extended	—	—	—	—	50,000	10.00
Exercised	(489,166)	4.21	(330,750)	7.55	—	—
Expired	(53,334)	15.00	—	—	—	—
Cancelled	—	—	(256,250)	15.85	(218,750)	8.28

Balance, end of year	913,125	$10.17	1,455,625	$8.34	2,030,125	$9.12

Activity during the year ended December 31, 2022
On January 20, 2022, the Company granted 312,500 options with exercise prices of $16.00 and an expiry date of January 20, 2027. The options vest in four equal instalments over two years starting on the date of grant. The fair value of the options of $6.936 was estimated using the Black-Scholes option pricing model, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 48% based on the historic volatility of comparable companies, risk-free interest rate of 1.68% and an expected life of 5.0 years. The estimated grant date fair value of the options is amortized over the vesting period. During the year ended December 31, 2024, the Company recognized an expense of $2,970 (year ended December 31, 2023 and 2022 – $85,487 and $1,725,617, respectively) related to this amortization charged to the consolidated statements of loss and other comprehensive loss. On May 11, 2023, 250,000 of the options were cancelled, unexercised, and replaced with 100,000 DSUs (see Note 14(b)).
The Company extended the expiry dates of options held by a consultant of the Company such that 50,000 options with exercise prices of $10.00 per share and expiring on November 25, 2021, would expire on July 22, 2025. The weighted average incremental fair value of the options of $2.40 was estimated using the Black-Scholes option pricing model, calculated immediately before and after the extension, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 48% based on the historic volatility of comparable companies, risk-free interest rate of 1.46% and an expected life of 3.6 years. The total value of the option extension was $120,000 which was capitalized to exploration and evaluation assets.

(a)	Option plan (continued):
Activity during the year ended December 31, 2023
On May 14, 2023, the Company granted 12,500 options with exercise prices of $16.00 and an expiry date of May 14, 2028. The options vested immediately on the date of grant. The fair value of the options of $1.902 was estimated using the Black-Scholes option pricing model, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 51% based on the historic volatility of comparable companies, risk-free interest rate of 2.94% and an expected life of 5.0 years. During the year December 31, 2023, the Company recognized an expense of $95,100 included in the consolidated statements of loss and other comprehensive loss.
During the year ended December 31, 2023, 330,750 options with weighted average exercise prices of $7.55, were exercised for gross proceeds of $2,497,500 and 256,250 options with exercise prices of $15.85, were cancelled.
Activity during the year ended December 31, 2024
During the year ended December 31, 2024, 489,166 options with weighted average exercise prices of $4.21, were exercised for gross proceeds of $2,057,500 and 53,334 options with exercise prices of $15.00, expired, unexercised. All option exercises during the year ended December 31, 2024 occurred prior to the closing of the Company’s IPO on November 29, 2024.
At December 31, 2024, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
July 20, 2025	789,375	789,375	$10.00
July 20, 2025	48,750	48,750	$4.00
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00

	913,125	913,125

(b)	Deferred share units plan (“DSU”):
The Company has a DSU plan that provides for the grant of DSUs to employees, officers or directors of the Company. The Plan allows the Company the ability to issue one common share from treasury for each DSU held on the date upon which the participant ceases to be a director, officer or employee of the Company. The maximum number of Common Shares available for issuance under the DSU plan may not exceed 10% of the fully diluted issued share capital of the Company at any time.

DSU transactions continuity during the years were as follows (in number of DSUs):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Balance, beginning of year	3,552,083	3,264,583	1,925,000
Forfeit	(173,958)	—	—
Cancelled	—	—	(606,250)
Exercised	(82,292)	(25,000)	(166,667)
Granted	806,250	312,500	2,112,500

Balance, end of year	4,102,083	3,552,083	3,264,583

Of the 4,102,083 DSUs outstanding, 3,395,833 have vested.
The 1,675,000 DSUs granted during the year ended December 31, 2015 had the following vesting conditions:

(i)	As to one-third of the DSUs, vesting shall occur immediately;

(ii)
As to the second
one-third,
upon the later of (a) completion by the Company of a
pre-feasibility
study or feasibility study; and (b) receipt by the Company of the preliminary license for the project; and

(iii)	As to the final one third of the DSUs, upon the Company completing arrangements for project construction financing, as detailed in the pre-feasibility study or feasibility study for the project.
Of the 1,675,000 DSUs granted, 141,667 were forfeit, unvested, and 1,116,667 DSUs have vested, of which 166,667 were exercised and 83,333 were cancelled. The remaining 416,666 DSUs, which have the vesting condition (iii) above, were revised such that the vesting condition previously estimated to be met December 2019 was changed to June 30, 2023, then to March 31, 2024, then to March 31, 2025, and then to June 30, 2026, as that is the estimated timeline. The estimated fair value of the DSUs at the date of grant is recognized over the vesting period. During the year ended December 31, 2024, the Company expensed $113,480, related to this amortization (years ended December 31, 2023 and 2022 – $111,302 and a recovery of $561,969, respectively) of which, $22,697, (years ended December 31, 2023 and 2022 – $22,260 and $60,489, respectively) was capitalized to exploration and evaluation assets, with the remaining $90,783 (years ended December 31, 2023 and 2022 – $89,042 and recovery of $622,458, respectively) was charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at grant date were valued using an estimated market price of $10.00.

On August 9, 2019, the Company granted 125,000 DSUs. 50,000 DSUs vested immediately, while 37,500 DSU’s would vest when the Company obtained its installation license for the Autazes project estimated to be March 31, 2022 and the final 37,500 DSUs would vest upon the Company initiating project construction estimated to be in July 2022. The expected vesting dates of the DSUs were subsequently revised such that the DSUs expected to vest March 31, 2022 and July 2022 are expected to vest early in 2024 and March 31, 2025, respectively. On March 28, 2024, the 50,000 DSUs that were vested were exercised and the remaining 75,000 DSUs were forfeited, unvested. The fair value of the DSUs at the date of grant is amortized over the vesting period. During the year ended December 31, 2024, the Company recorded a recovery of $1,087,113 (years ended December 31, 2023 and 2022 – expense of $105,410 and $187,852, respectively) was capitalized to exploration and evaluation assets. The fair value of the DSUs at the date of grant was valued using an estimated market price of $15.00.
On February 15, 2022, the Company granted 862,500 DSUs. The DSUs vest in six equal tranches every six months over a three-year term. On August 15, 2022, 506,250 of the DSUs were cancelled, on December 23, 2024, 5,208 of the DSUs were exercised and during the year ended December 31, 2024, 7,292 of the DSUs were forfeited. The fair value of the DSUs is amortized over the vesting period. During the year ended December 31, 2024, the Company recognized an expense of $499,340 (years ended December 31, 2023 and 2022 –$1,674,489 and $3,371,032, respectively) related to this amortization charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.
On May 11, 2023, the Company granted 125,000 DSUs. The DSUs vest immediately. The fair value of the DSUs at the date of grant were valued using an estimated market price of $16.00.
On May 11, 2023, the Company also granted 100,000 DSUs to replace 250,000 options cancelled on May 11, 2023 (see Note 14(a)). The fair value of the options on the date of exchange was attributed to the fair value of the DSUs.
On October 11, 2023, the Company granted 87,500 DSUs to consultants of the Company. 25,000 of the DSUs vest in four equal installments over twelve months from the date of grant and 62,500 DSUs vest on October 11, 2024. During the year ended December 31, 2024, the Company recognized an expense of $994,690 (years ended December 31, 2023 and 2022 - $405,310 and $nil, respectively), related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.
On May 23, 2024, the Company granted 312,500 DSUs to a director and a consultant of the Company. The DSUs vested immediately. On June 14, 2024, 62,500 of the DSUs were exercised. During year ended December 31, 2024, the Company recognized an expense of $5,000,000, related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.
On June 20, 2024, the Company granted 187,500 DSUs to a former director and a consultant of the Company. 125,000 of the DSUs vested immediately. Of the remaining 62,500 DSUs, 12,500 vested immediately and 50,000 vest in 4 equal installments annually from the date of grant. During the year ended December 31, 2024, the Company recognized an expense of $2,421,443 related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00.

(b)	Deferred share units plan (“DSU”) (continued):
On June 28, 2024, the Company gran
t
ed 56,250 DSUs to a company on which a former director of the Company is the founder and CIO. The DSUs vested immediately. On July 11, 2024, the DSUs were exercised. During the year ended December 31, 2024, the Company recognized an expense of $900,000, related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $16.00. On July 11, 2024, the DSUs were exercised.
On August 12, 2024, the Company granted 250,000 DSUs under the Company’s new incentive plan to the Chair of the Company’s advisory board. The DSUs vest in four equal tranches every six months beginning on the date of grant. During the year ended December 31, 2024, the Company recognized an expense of $2,258,846, related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the DSUs at the date of grant was valued using an estimated market price of $15.00.
During the year ended December 31, 2024, the total amount related to the vesting of DSUs was an expense of $11,100,686 (years ended December 31, 2023 and 2022 –$4,650,337 and $22,996,915, respectively) of which a credit of $1,064,416 (years ended December 31, 2023 and 2022 – expense of $127,670 and $248,341, respectively) was offset against capitalized exploration and evaluation assets and an expense of $12,165,102 (years ended December 31, 2023 and 2022 –$4,522,667 and $22,748,574, respectively) is included in the consolidated statements of loss and other comprehensive loss.

(c)	Restricted share units plan (“RSU”):
The Incentive Compensation Plan provides for the grant of RSUs to employees, officers or directors of the Company. An award of restricted stock units confers upon a participant the right to Common Shares of the Company at the end of a specified deferral period. An award of restricted stock units carries no voting or other rights associated with share ownership prior to settlement.
RSU transactions continuity during the years were as follows (in number of RSUs):

	Year ended December 31, 2024	Years ended December 31, 2023 and 2022
Balance, beginning of year	—	—
Granted	4,457,500	—
Exercised	(31,875)	—
Forfeit	—	—

Balance, end of year	4,425,625	—

Of the 4,425,625 RSUs outstanding, 285,000 have vested.

(c) Restricted share units plan (“RSU”):
On July 1, 2024, the Company granted 3,087,500 restricted share units (“RSUs”) to directors, officers and consultants of the Company. The RSUs vest on the earlier of (i) the lock-up
conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. The fair value of the RSUs is amortized over the vesting period. During the year ended December 31, 2024, the Company recognized an expense of $
17,041,784
, (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the RSUs of which an expense of $2,345,832 (years ended December 31, 2023 and 2022 – $nil) was capitalized to exploration and evaluation assets and an expense of $14,695,952 (years ended December 31, 2023 and 2022 –$nil) is included in the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.
On August 12, 2024, the Company granted 87,500 restricted share units (“RSUs”) to consultants of the Company. The RSUs vest on the earlier of (i) the lock-up
conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. The fair value of the RSUs is amortized over the vesting period. During the year ended December 31, 2024, the Company recognized an expense of $400,966 (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the RSUs at the date of grant which was capitalized to exploration and evaluation assets. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.
On October 9, 2024, the Company granted 387,500 RSUs to directors, officers and consultants of the Company. The RSUs vest in four equal tranches every six months, with the first tranche vesting on the date of grant. During the year ended December 31, 2024, the Company recognized an expense of $2,666,743 (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the DSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $15.00.
On October 25, 2024, the Company granted 500,000 RSUs to a service provider of the Company. The RSUs vest in four (4) equal quarterly tranches over a twelve (12) month period with the first tranche vesting on the three (3) month anniversary of completion of the Company’s initial public offering and the remaining tranches vesting thereafter. During the year ended December 31, 2024, the Company recognized an expense of $2,292,706 (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using an estimated market price of $
15.00
.
On November 7, 2024, the Company granted 275,000 RSUs to consultants of the Company. Of the 275,000 RSUs,
100,000
vested immediately and the remaining 175, 000 vest on the earlier of (i) the lock-up
conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company. During the year ended December 31, 2024, the Company recognized an expense of $1,866,279 (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $15.00.

On December 4, 2024, the Company granted 120,000 RSUs to consultants of the Company. The RSUs vested immediately. During the year ended December 31, 2024, the Company recognized an expense of $1,585,200 (years ended December 31, 2023 and 2022 - $nil) related to the estimated fair value of the RSUs at the date of grant charged to the consolidated statements of loss and other comprehensive loss. The fair value of the RSUs at the date of grant was valued using the market price on the date of grant of $13.21.
During the year ended December 31, 2024, the total amount related to the vesting of RSUs was an expense of $25,853,678 (years ended December 31, 2023 and 2022 –$nil) of which $2,746,798 (years ended December 31, 2023 and 2022 - $nil) was capitalized to exploration and evaluation assets and $23,106,880 (years ended December 31, 2023 and 2022 –$nil) is included in the consolidated statements of loss and other comprehensive loss.